Provisions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of other provisions [line items]
Acquired through business combination	$ 37,735
Accretion	1,328
Movements from foreign exchange impact	(247)
Net book value 30 June 2023	38,816
Current	12,891
Non-current	25,925
Employee Entitlements
Disclosure of other provisions [line items]
Acquired through business combination	12,244
Accretion	1,328
Movements from foreign exchange impact	(244)
Net book value 30 June 2023	13,328
Current	12,568
Non-current	760
Rehabilitation Costs
Disclosure of other provisions [line items]
Acquired through business combination	25,438
Movements from foreign exchange impact	(1)
Net book value 30 June 2023	25,437
Current	272
Non-current	$ 25,165
Rehabilitation period	3 years
Property holding costs period	10 years
Percentage currency denominated in Australian dollars for calculating the discount rate applied in calculating the restoration and rehabilitation provision	100.00%	0.00%
Other
Disclosure of other provisions [line items]
Acquired through business combination	$ 53
Movements from foreign exchange impact	(2)
Net book value 30 June 2023	51
Current	$ 51